ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
ACCRUED LIABILITIES
ACCRUED LIABILITIES

Included in accrued liabilities were the following:

	December 31,
	2015	2014
	($ in millions)
Acquisition-related accruals	$90.2	$—
Accrued compensation and payroll taxes	53.4	40.4
Accrued interest	35.0	4.7
Legal and professional costs	32.0	26.3
Accrued employee benefits	24.4	41.5
Environmental (current portion only)	19.0	19.0
Asset retirement obligation (current portion only)	7.3	10.2
Other	66.8	72.2
Accrued liabilities	$328.1	$214.3